14. Financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Reserve for impairment of receivables, beginning	$ 17,083	$ 7,755
Increases	11,566	12,229
Decreases	(5,674)	(2,901)
Recoveries	(9,108)	0
Reserve for impairment of receivables, ending	13,867	17,083
Trade and Other Receivables
Disclosure of financial assets [line items]
Reserve for impairment of receivables, beginning	17,083	7,755
Increases	11,566	12,229
Decreases	(5,674)	(2,901)
Recoveries	(9,108)	0
Reserve for impairment of receivables, ending	$ 13,867	$ 17,083